Long-Term Debt and Interest Rate Swap Arrangements (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					0 Months Ended					0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 01, 2013	Apr. 17, 2013 7.125% Senior Secured Notes due 2017	Mar. 18, 2013 7.125% Senior Secured Notes due 2017	Mar. 04, 2013 7.125% Senior Secured Notes due 2017	Dec. 31, 2013 7.125% Senior Secured Notes due 2017	Mar. 23, 2010 7.125% Senior Secured Notes due 2017	Mar. 18, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Mar. 04, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Jun. 30, 2014 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes due 2019, net of original issue discount	Jun. 30, 2014 7.375% Senior Secured Notes due 2020	Dec. 31, 2013 7.375% Senior Secured Notes due 2020	Mar. 23, 2010 7.375% Senior Secured Notes due 2020	Jun. 30, 2014 5.125% Senior Secured Notes due 2022	Dec. 31, 2013 5.125% Senior Secured Notes due 2022	Jul. 02, 2012 5.125% Senior Secured Notes due 2022	Jun. 30, 2014 4.375% Senior Secured Notes due 2023, net of original issue discount	Dec. 31, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Mar. 18, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Jun. 30, 2014 5.95% Senior Secured Notes due 2043, net of original issue discount	Dec. 31, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount	Mar. 18, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount
Debt Instrument [Line Items]
Principal amount of tender offer												$ 500,000,000				$ 250,000,000
Debt instrument interest rate stated percentage												7.125%	7.125%	7.125%		7.50%	7.50%	7.50%	7.50%	7.375%	7.375%	7.375%	5.125%	5.125%	5.125%	4.375%	4.375%	4.375%	5.95%	5.95%	5.95%
Total debt														500,000,000					1,000,000,000			500,000,000			500,000,000			750,000,000			300,000,000
Extinguishment of debt amount										376,000,000	124,000,000				231,000,000
Repurchase price of individual bonds including premium										1,035.63	1,039.40				1,120
Face value of individual bonds repurchased										1,000	1,000				1,000
Debt issuance price percentage																			98.278%									99.968%			99.973%
Line of credit facility maximum borrowing capacity									2,000,000,000
Line of credit facility standby letter of credit									250,000,000
Line of credit facility uncommitted loan									1,000,000,000
Debt instrument lower range of basis spread on variable rate									0.25%
Debt instrument higher range of basis spread on variable rate									2.00%
Line of credit facility remaining borrowing capacity	1,900,000,000		1,900,000,000		1,100,000,000
Line of credit facility interest rate at period end	1.90%		1.90%		1.90%
Notional amount of interest rate derivative instruments not designated as hedging instruments								3,100,000,000
Loss on extinguishment of debt	0	(16,000,000)	0	(57,000,000)	(57,000,000)	0	0
Debt weighted average interest rate	5.50%		5.50%		5.00%
Letters of Credit Outstanding, Amount					$ 26,000,000	$ 30,000,000